COMMITMENTS AND CONTINGECIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SCHEDULE OF FUTURE LEASE COMMITMENT [Table Text Block]
Amount
Within 1 year	$2,217,190
1 year to 2 years	2,217,190
2 years to 3 years	2,217,190
3 years to 4 years	2,217,190
4 years to 5 years	184,766

Total	$9,0 53,524

Amount
Within 1 year	$2,165,842
1 year to 2 years	2,165,842
2 year to 3 years	2,165,842
3 years to 4 years	2,165,842
4 years to 5 years	1,263,408
over 5 years	-
Total	$9,926,776